Accruals and Other Payables	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUALS AND OTHER PAYABLES

NOTE 10 – ACCRUALS AND OTHER PAYABLE

Accruals and other payable consist of the following:

	As of March 31,	As of December 31,
	2022	2021

Accruals	$1,732,925	$1,804,131
Other payables	-	-
	$1,732,925	$1,804,131

NOTE 11 – ACCRUALS AND OTHER PAYABLES

Accruals and other payable consist of the following:

	As of December 31,	As of December 31,
	2021	2020

Accruals	$1,804,131	$910,325
Other payables	-	200,407
	$1,804,131	$1,110,732